Going Concern	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Going Concern

3. Going Concern

As of December 31, 2014, the drilling segment was in compliance with its financial covenants while the shipping segment was in breach of certain financial covenants, contained in the Company's loan agreements relating to $259,537 , of the Company's debt. Even though as of the date of approval of the consolidated financial statements none of the lenders have declared an Event of Default under the loan agreements, these breaches constitute events of default and may result in the lenders requiring immediate repayment of the loans. As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment, the Company has classified the respective bank loans amounting to $1,163,321 at December 31, 2014, as current liabilities (Note 9). As a result, the Company reports a working capital deficit of $394,483 at December 31, 2014.

In addition, and as further discussed in Note 13, the Company's expected short term capital commitments to fund the construction installments under the drillships newbuilding contracts in the year ending December 31, 2015, amount to $566,300, which will be partially financed by the $475,000 million secured credit facility signed on February 13, 2015. Furthermore, the Company's current maturities of long-term debt (excluding the balance classified as current due to the breach in convenants) at December 31, 2014, amounted to $475,717. The Company expects to finance its current maturities of long-term debt and unfinanced capital commitments with cash on hand, operational cash flow and debt or equity issuances, or a combination thereof.

The Company is currently in negotiations with its lenders to obtain waivers or waiver extensions. Management expects that the lenders will not demand payment of the loans before their maturity, provided that the Company pays scheduled loan installments and accumulated or accrued interest as they fall due under the existing credit facilities. Management plans to settle the loan interest and scheduled loan repayments with cash expected to be generated from operations and from financing activities.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.